Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Beginning of the year	¥ 471,371,000	¥ 570,436,000
Additions	21,310,000	31,488,000
Impairment	(134,293,000)	(5,851,000)	¥ (10,208,000)
Amortization	(53,997,000)	(126,433,000)
Disposal of subsidiaries (Note 12)	(109,064,000)
Exchange differences	309,000	1,731,000
End of the year	195,636,000	471,371,000	570,436,000
Continuing and Discontinued operations
Intangible assets
Impairment	(134,293,000)	(5,851,000)
Amortization			(162,121,000)
Cost
Intangible assets
Beginning of the year	2,254,306,000
End of the year	1,930,725,000	2,254,306,000
Accumulated depreciation
Intangible assets
Beginning of the year	(1,790,057,000)
End of the year	(1,742,520,000)	(1,790,057,000)
Exchange difference
Intangible assets
Beginning of the year	7,122,000
End of the year	7,431,000	7,122,000
Application and platform | Contributed by Ping An Group | Cost
Intangible assets
Beginning of the year	690,910,000
End of the year	690,910,000	690,910,000
Application and platform | Contributed by Ping An Group | Accumulated depreciation
Intangible assets
Beginning of the year	(690,910,000)
End of the year	(690,910,000)	(690,910,000)
Application and platform, Developed internally
Intangible assets
Beginning of the year	128,860,000	176,206,000
Transfer	17,608,000	30,764,000
Amortization	(26,728,000)	(77,975,000)
Disposal of subsidiaries (Note 12)	(94,028,000)
Exchange differences	437,000	1,265,000
End of the year	23,757,000	128,860,000	176,206,000
Application and platform, Developed internally | Continuing and Discontinued operations
Intangible assets
Impairment	(2,392,000)	(1,400,000)
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	802,696,000
End of the year	647,025,000	802,696,000
Application and platform, Developed internally | Accumulated depreciation
Intangible assets
Beginning of the year	(680,040,000)
End of the year	(629,909,000)	(680,040,000)
Application and platform, Developed internally | Exchange difference
Intangible assets
Beginning of the year	6,204,000
End of the year	6,641,000	6,204,000
Application and platform, Acquired | Cost
Intangible assets
Beginning of the year	61,078,000
End of the year	61,078,000	61,078,000
Application and platform, Acquired | Accumulated depreciation
Intangible assets
Beginning of the year	(61,078,000)
End of the year	(61,078,000)	(61,078,000)
Purchased software
Intangible assets
Beginning of the year	7,229,000	12,821,000
Additions	602,000	9,779,000
Amortization	(3,291,000)	(15,509,000)
Disposal of subsidiaries (Note 12)	(1,934,000)
Exchange differences	7,000	138,000
End of the year	2,613,000	7,229,000	12,821,000
Purchased software | Cost
Intangible assets
Beginning of the year	159,513,000
End of the year	133,506,000	159,513,000
Purchased software | Accumulated depreciation
Intangible assets
Beginning of the year	(152,394,000)
End of the year	(131,010,000)	(152,394,000)
Purchased software | Exchange difference
Intangible assets
Beginning of the year	110,000
End of the year	117,000	110,000
Development costs in progress
Intangible assets
Beginning of the year	16,001,000	29,179,000
Additions	20,708,000	21,709,000
Transfer	(17,608,000)	(30,764,000)
Disposal of subsidiaries (Note 12)	(13,102,000)
Exchange differences	(135,000)	328,000
End of the year	5,864,000	16,001,000	29,179,000
Development costs in progress | Continuing and Discontinued operations
Intangible assets
Impairment		(4,451,000)
Development costs in progress | Cost
Intangible assets
Beginning of the year	15,193,000
End of the year	5,191,000	15,193,000
Development costs in progress | Exchange difference
Intangible assets
Beginning of the year	808,000
End of the year	673,000	808,000
Goodwill
Intangible assets
Beginning of the year	289,161,000	289,161,000
Impairment	(131,901,000)
End of the year	157,260,000	289,161,000	289,161,000
Goodwill | Continuing and Discontinued operations
Intangible assets
Impairment	(131,901,000)
Goodwill | Cost
Intangible assets
Beginning of the year	289,161,000
End of the year	157,260,000	289,161,000
Business license
Intangible assets
Beginning of the year	30,120,000	61,026,000
Amortization	(23,978,000)	(30,906,000)
End of the year	6,142,000	30,120,000	61,026,000
Business license | Cost
Intangible assets
Beginning of the year	155,492,000
End of the year	155,492,000	155,492,000
Business license | Accumulated depreciation
Intangible assets
Beginning of the year	(125,372,000)
End of the year	(149,350,000)	(125,372,000)
Others
Intangible assets
Beginning of the year		2,043,000
Amortization		(2,043,000)
End of the year			¥ 2,043,000
Others | Cost
Intangible assets
Beginning of the year	80,263,000
End of the year	80,263,000	80,263,000
Others | Accumulated depreciation
Intangible assets
Beginning of the year	(80,263,000)
End of the year	¥ (80,263,000)	¥ (80,263,000)